  ASA
Gold and Precious Metals Limited

December 1, 2024

Certification by the Chief Compliance Officer
SEC File No. 812-13877

In accordance with Condition 31 of the Notice of Application under section 7(d) of the Investment Company Act of 1940 dated May 22, 2013, for the order granted by the Securities and Exchange Commission to permit ASA Gold and Precious Metals Limited (“ASA”) to make changes to its custodial arrangements without prior Commission approval, hold assets and conduct certain securities transactions in specified foreign countries, as well as permit the Company and certain other persons to designate CT Corporation System in the US to accept service of process, I hereby certify pursuant to item G.1a.v. of Form N-CEN that the Company and its Board have established procedures reasonably designed to achieve compliance with Conditions 22, 25 and 26 regarding the location of ASA’s assets.

By:  /s/ Jack Huntington
Jack Huntington
Chief Compliance Officer

Three Canal Plaza, Suite 600
Portland, ME, U.S.A. 04101

  ASA
Gold and Precious Metals Limited

SEC File No. 812-13877
Investment Company Act Release No. 30539

In response to Item G.1.a.v. of Form N-CEN, for information required to be filed pursuant to exemptive orders, please find the following:

1.
An updated list of the directors’ affiliations in accordance with condition #8 of the exemptive order, which states, in relevant part, “[The Company] will furnish to the Commission revisions, if any, to the list of persons affiliated with [the Company] that previously was furnished to the Commission concurrently with the filing of periodic reports required to be filed under the Act. Such revised lists will include persons affiliated with any future investment adviser or principal underwriter of [the Company].”

SEC File No. 812-13877; Investment Company Act Release No. 30539

2.
A certification from the Company’s Chief Compliance Officer in accordance with condition #31 of the Company’s exemptive order, which requires, among other things, that the Company and its Board have established procedures reasonably designed to achieve compliance with conditions 22, 25, and 26 of the Company’s exemptive order regarding, among other things, the location of the Company’s assets, the ability of the Company to make changes to its custodial arrangements without prior Commission approval, and the ability of the Company to hold assets and conduct certain securities transactions in specified foreign countries.

SEC File No. 812-13877; Investment Company Act Release No. 30539

Three Canal Plaza, Suite 600 Portland, ME, U.S.A. 04101

  ASA
Gold and Precious Metals Limited
December 1, 2024

Certification by the Chief Compliance Officer
SEC File No. 812-13877

ASA Gold and Precious Metals
List of Affiliated Persons of Directors and Officers
As of November 30, 2024

Officer or Director	Affiliated Person
Peter Maletis, President	Merk Investments LLC
Axel Merk, Chief Operating Officer	Merk Investments LLC Merk Global Opportunity Fund LP Merk Capital Partners LP Prelude Opportunity Fund LP VanEck Merk Gold Trust Sedlmayr Grund u Immobilien AG (Germany) Merk Stagflation ETF (Cayman)
Karen Shaw, Principal Financial Officer	None
Jack Huntington, Chief Compliance Officer	None
Zac Tackett, Corporate Secretary	None
Mary Joan Hoene, Director (Chair)	None
Willian Donovan, Director	None
Ketu Desai, Director	i-squared Wealth Management Centerfin Capital
Paul Kazarian, Director	None

By:  /s/ Jack Huntington
Jack Huntington
Chief Compliance Officer

Three Canal Plaza, Suite 600
Portland, ME, U.S.A. 04101